Related Party Transactions - Summary of Disposal of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of transactions between related parties [Line Items]
Selling price	$ 21,434	$ 717	$ 18,160	$ 306,634
Gain on disposal	$ 20,271		$ 14,274	132,777
Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Selling price				21,982
Gain on disposal				$ 20,240